Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Investment [Abstract]
Schedule of Long Term Investments
	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total
	RMB	RMB	RMB
Balance as of January 1, 2023	172,451	61,725	234,176
Additions	21,384	42,500	63,884
Decrease	-	(444)	(444)
Share of loss in equity method investee	(31,405)	-	(31,405)
Impairment	-	(11,800)	(11,800)
Balance as of December 31, 2023	162,430	91,981	254,411

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2024	162,430	91,981	254,411	34,854
Additions	-	19,500	19,500	2,671
Decrease	-	(444)	(444)	(61)
Share of loss in equity method investees	(5,742)	-	(5,742)	(787)
Impairment	-	(10,425)	(10,425)	(1,428)
Exchange difference	87	-	87	13
Balance as of December 31, 2024	156,775	100,612	257,387	35,262

(i)

Cost-method investments include the following items:

In 2020, the Company invested RMB5,000 for 1.70% equity interest in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. During the year ended December 31, 2023, the Company received principal refund of RMB444 and share of gain of RMB77, respectively. During the year ended December 31, 2024, the Company received principal refund of RMB444.

On March 8, 2021, the Company invested RMB8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the year ended December 31, 2023, based on the financial conditions and operating performances in Jiada, a full impairment loss of RMB8,000 was applied against the investment.

On December 8, 2021, the Company invested RMB2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd.(“Liujiaoshou”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in Liujiaoshou, a full impairment loss of RMB2,925 was applied against the investment.

On December 8, 2021, the Company invested RMB3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd.(“Dunengmaihuo”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the year ended December 31, 2023, based on the financial conditions and operating performances in Dunengmaihuo, a full impairment loss of RMB3,800 was applied against the investment.

On May 6, 2022, the Company signed an investment agreement to invest up to RMB5,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP (“Valley Hongyuan”) for its 14.28% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the year ended December 31, 2022, the Company invested RMB2,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP. In the year ended December 31, 2024, based on the financial conditions and operating performances in Valley Hongyuan, a full impairment loss of RMB2,000 was applied against the investment.

On December 9, 2022, the Company invested RMB5,000 for 1.12% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd.(“Banyou”) for its 7.6923% equity interest. On July 3, 2023, the Company signed a purchase agreement with Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”) to purchase 11.5385% equity interest of Banyou for a consideration of RMB37,500. Together with the newly acquired equity interest, the Company holds in total of 19.2308% equity interest in Banyou, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On July 19, 2023, the Company fully paid RMB37,500 to Qingdao LP.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023, the Company invested RMB3,500 in Hainan Jiuhe.

On June 19, 2023, the Company invested RMB1,000 in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. (“Mengxiang Zhixing”) for its 5% equity interest. On March 6, 2024, the Company entered into an agreement to further invest RMB4,000 in Mengxiang Zhixing and after this investment, the Company holds total 14.5% equity interest in Mengxiang, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 20, 2024, the Company paid RMB4,000 to Mengxiang Zhixing. In the year ended December 31, 2024, based on the financial conditions and operating performances in Mengxiang Zhixing, a full impairment loss of RMB5,000 was applied against the investment.

On August 15, 2023, the Company invested RMB500 in Zhejiang Yuanlai Spacetime Cultural Technology Co., Ltd. (“Yuanlai Spacetime”) for its 5% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in Yuanlai Spacetime, a full impairment loss of RMB500 was applied against the investment.

On March 12, 2024, the Company entered into an equity purchase agreement with Qingdao LP for a consideration of RMB13,500 to purchase 6% equity interest of Hangzhou Zhange Culture Technology Co., Ltd (“Zhange”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 14, 2024, the Company paid RMB13,500 to Qingdao LP.

On December 23, 2024, the Company invested RMB2,000 in Shenzhen Leyishang E-commerce Co., Ltd for its 10% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)

Equity investments include the following items:

On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao LP, which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of (loss) gain RMB1,169, RMB30,666 (US$160) and gain of RMB (25,449) for the year ended December 31, 2024,2023 and 2022.

On September 6, 2023, the Company signed a share purchase agreement to invest up to US$3,000 (RMB21,384) into DVCC TECHNOLOGY L.L.C (“DVCC”) for its 30% equity interest, the investment will be paid in two tranches (a) US$1,000 will be paid in five days after the completion of the corresponding condition is completed; (b)US$2,000 no later than ten days after the completion of the corresponding condition. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of loss RMB4,573 (US$627), RMB739 and nil for the year ended December 31, 2024, 2023 and 2022.